Other (loss) income, net	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Interim Period, Costs Not Allocable [Line Items]
Other (loss)/income	$ 69,676	¥ 496,021	¥ (15,631)	$ (4,694)	¥ (33,416)	¥ 4,639,045
Debt Waived Income [Member]
Interim Period, Costs Not Allocable [Line Items]
Other (loss)/income	68,912	490,581
Other Loss Income [Member]
Interim Period, Costs Not Allocable [Line Items]
Other (loss)/income	$ 764	¥ 5,440	¥ (15,631)